EAGLE CAPITAL APPRECIATION FUND
EAGLE GROWTH & INCOME FUND
EAGLE SERIES TRUST
Eagle International Stock Fund
Eagle Investment Grade Bond Fund
Eagle Mid Cap Growth Fund
Eagle Mid Cap Stock Fund
Eagle Small Cap Growth Fund
Eagle Smaller Company Fund
Eagle Tactical Allocation Fund
(the “Funds”)

SUPPLEMENT DATED JUNE 1, 2017
TO THE SUMMARY PROSPECTUSES AND PROSPECTUS DATED MARCH 1, 2017

Effective June 1, 2017, Eagle Asset Management, Inc. (“Eagle”) will, as part of an internal corporate reorganization (the “Reorganization”), terminate the investment advisory and administration agreements that it has entered into with the Funds, and Eagle’s affiliate, Carillon Tower Advisers, Inc. (“Carillon”), will enter into new investment advisory and administration agreements with the Funds pursuant to which Carillon will serve as the investment adviser and administrator for each Fund.  Eagle will also terminate the subadvisory agreements that it has entered into with ClariVest Asset Management LLC (“ClariVest”), with respect to the Eagle Capital Appreciation Fund and Eagle International Stock Fund, and Cougar Global Investments Ltd. (“Cougar”), with respect to the Eagle Tactical Allocation Fund.  Carillon will enter into new subadvisory agreements with ClariVest and Cougar.

Eagle will serve as the investment subadviser for the Eagle Growth & Income Fund, Eagle Investment Grade Bond Fund, Eagle Mid Cap Growth Fund, Eagle Mid Cap Stock Fund, Eagle Small Cap Growth Fund and Eagle Smaller Company Fund.  The investment professionals of Eagle who previously provided services to the Funds under the investment advisory agreement will continue to provide the same services.  There will be no change in the investment processes with respect to any Fund, the level of services provided to any Fund, or the fees any Fund pays under the investment advisory agreement.  In addition, the investment professionals of, and services provided by, ClariVest, with respect to the Eagle Capital Appreciation Fund and Eagle International Stock Fund, and Cougar, with respect to the Eagle Tactical Allocation Fund, will remain unchanged.

Eagle Fund Distributors, Inc. (“EFD”), the distributor of the Funds, will be renamed Carillon Fund Distributors, Inc. (“Carillon Distributors”).  Carillon, Eagle and Carillon Distributors are directly or indirectly wholly owned by Raymond James Financial, Inc.

The changes that will result from the Reorganization are described below:

1.	In the Summary Prospectuses and Summary section of the Prospectus for each Fund, the disclosure under “Investment Adviser,” is deleted and replaced with the following:

   Investment Adviser | Carillon Tower Advisers, Inc. is the fund’s investment adviser.

2.
In the Summary Prospectuses and Summary section of the Prospectus for the Eagle Growth & Income Fund, Eagle Investment Grade Bond Fund, Eagle Mid Cap Growth Fund, Eagle Mid Cap Stock Fund, Eagle Small Cap Growth Fund and Eagle Smaller Company Fund, the following section is added immediately following the disclosure under the heading “Investment Adviser”:

    Subadviser | Eagle Asset Management, Inc. serves as the subadviser to the fund.

3.	In the section of the Prospectus titled “Additional Information About the Funds - Investment Adviser”, all references to Eagle are replaced with Carillon.

4.	In the section of the Prospectus titled “Additional Information About the Funds - Subadvisers,” the following is added as the first paragraph:

•Eagle Asset Management, Inc. (“Eagle”), 880 Carillon Parkway, St. Petersburg, FL 33716, serves as the subadviser to the Growth & Income Fund, Investment Grade Bond Fund, Mid Cap Growth Fund, Mid Cap Stock Fund, Small Cap Growth Fund and Smaller Company Fund. As of March 31, 2017, Eagle had approximately $27.4 billion of assets under management.

5.	In the section of the Prospectus titled “Your Investment,” all references to “Eagle” are replaced with Carillon.

6.	All references to EFD throughout the prospectus are replaced with Carillon Distributors.

* * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE

EAGLE CAPITAL APPRECIATION FUND
EAGLE GROWTH & INCOME FUND
EAGLE SERIES TRUST
Eagle International Stock Fund
Eagle Investment Grade Bond Fund
Eagle Mid Cap Growth Fund
Eagle Mid Cap Stock Fund
Eagle Small Cap Growth Fund
Eagle Smaller Company Fund
Eagle Tactical Allocation Fund
(the “Funds”)

SUPPLEMENT DATED JUNE 1, 2017
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2017

Effective June 1, 2017, Eagle Asset Management, Inc. (“Eagle”) will, as part of an internal corporate reorganization (the “Reorganization”), terminate the investment advisory and administration agreements that it has entered into with the Funds, and Eagle’s affiliate, Carillon Tower Advisers, Inc. (“Carillon”), will enter into new investment advisory and administration agreements with the Funds pursuant to which Carillon will serve as the investment adviser and administrator for each Fund.  Eagle will also terminate the subadvisory agreements that it has entered into with ClariVest Asset Management LLC (“ClariVest”), with respect to the Eagle Capital Appreciation Fund and Eagle International Stock Fund, and Cougar Global Investments Ltd. (“Cougar”), with respect to the Eagle Tactical Allocation Fund.  Carillon will enter into new subadvisory agreements with ClariVest and Cougar.

Eagle will serve as the investment subadviser for the Eagle Growth & Income Fund, Eagle Investment Grade Bond Fund, Eagle Mid Cap Growth Fund, Eagle Mid Cap Stock Fund, Eagle Small Cap Growth Fund and Eagle Smaller Company Fund.  The investment professionals of Eagle who previously provided services to the Funds under the investment advisory agreement will continue to provide the same services.  There will be no change in the investment processes with respect to any Fund, the level of services provided to any Fund, or the fees any Fund pays under the investment advisory agreement.  In addition, the investment professionals of, and services provided by, ClariVest, with respect to the Eagle Capital Appreciation Fund and Eagle International Stock Fund, and Cougar, with respect to the Eagle Tactical Allocation Fund, will remain unchanged.

Eagle Fund Distributors, Inc. (“EFD”), the distributor of the Funds, will be renamed Carillon Fund Distributors, Inc. (“Carillon Distributors”).  Carillon, Eagle and Carillon Distributors are directly or indirectly wholly owned by Raymond James Financial, Inc.

The changes that will result from the Reorganization are described below:

1) Throughout the Statement of Additional Information, references to Eagle as the Funds’ investment adviser are replaced with Carillon.

2) In the “Fund Information - Investment Adviser and Administrator; Subadviser” section on page 58 of the Statement of Additional Information, the first paragraph is replaced in its entirety with the following:

The investment adviser and administrator for each fund is Carillon.  Carillon was organized as a Florida corporation in 2014.  All the capital stock of Carillon is owned by RJF.  RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

3) In the “Fund Information - Investment Adviser and Administrator; Subadviser” section on page 58 of the Statement of Additional Information, the third paragraph is replaced in its entirety with the following:

Under separate Subadvisory Agreements (collectively the “Subadvisory Agreements”), subject to the direction of Carillon and each Trust’s Board, the following firms provide investment advice and portfolio management services to certain funds, as noted, for a fee payable by Carillon:

Subadviser	Funds
Eagle Asset Management, Inc.	Growth & Income, Investment Grade Bond, Mid Cap Growth, Mid Cap Stock, Small Cap Growth, Smaller Company
ClariVest Asset Management LLC (“ClariVest”)	Capital Appreciation, International Stock
Cougar Global Investments Limited (“Cougar Global”)	Tactical Allocation

4) All references to EFD throughout the Statement of Additional Information are replaced with Carillon Distributors.

5) All references to Eagle Fund Services, Inc., the Funds’ Shareholder Servicing Agent, throughout the Statement of Additional Information are replaced with Carillon Fund Services, Inc., which is a wholly owned subsidiary of Carillon.

* * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE